PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 53,144	$ 47,095
Less: accumulated depreciation	(38,047)	(26,631)
Property, Plant and Equipment, Net, Total	15,097	20,464
Depreciation expense	$ 9,625	$ 8,677	$ 7,237
Office equipment and furniture | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Office equipment and furniture | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years